Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Stock Repurchase Activity
A summary of the stock repurchase activity under the stock repurchase program, reported based on the trade date, is summarized as follows:

(DOLLARS IN THOUSANDS)	Shares Repurchased	Weighted- Average Price per Share	Dollar Amount Repurchased
Year Ended December 31, 2018	108,109	$143.15	$15,475
Year Ended December 31, 2017	459,264	126.44	58,069